American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2024

Heritage Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 2.2%
Curtiss-Wright Corp.	366,555	81,584,146
HEICO Corp.	222,416	39,943,690
		121,527,836
Automobile Components — 1.2%
Aptiv PLC(1)	421,357	34,268,965
Mobileye Global, Inc., Class A(1)	1,097,975	28,393,633
		62,662,598
Beverages — 1.0%
Celsius Holdings, Inc.(1)	1,044,402	52,115,660
Biotechnology — 4.2%
Amicus Therapeutics, Inc.(1)	4,275,849	53,148,803
Argenx SE, ADR(1)	87,982	33,478,031
BioMarin Pharmaceutical, Inc.(1)	589,281	51,903,871
Natera, Inc.(1)	777,378	51,260,305
Viking Therapeutics, Inc.(1)	1,606,074	38,770,626
		228,561,636
Building Products — 1.6%
Trane Technologies PLC	343,476	86,573,126
Capital Markets — 6.5%
ARES Management Corp., Class A	978,475	118,865,143
LPL Financial Holdings, Inc.	254,407	60,851,610
MSCI, Inc.	252,908	151,395,787
TPG, Inc.	555,230	23,114,225
		354,226,765
Chemicals — 2.3%
Avient Corp.	1,378,184	49,904,043
Element Solutions, Inc.	3,286,966	73,069,254
		122,973,297
Commercial Services and Supplies — 2.0%
Republic Services, Inc.	631,974	108,143,391
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	277,204	71,707,131
Containers and Packaging — 1.2%
Avery Dennison Corp.	326,364	65,093,300
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(1)	328,283	32,253,804
Duolingo, Inc.(1)	194,693	34,828,631
		67,082,435
Electrical Equipment — 4.6%
AMETEK, Inc.	634,580	102,833,689
Regal Rexnord Corp.	547,445	73,062,010
Vertiv Holdings Co., Class A	1,273,514	71,737,043
		247,632,742
Electronic Equipment, Instruments and Components — 0.9%
Keysight Technologies, Inc.(1)	316,858	48,561,657
Entertainment — 3.8%
Spotify Technology SA(1)	633,835	136,496,367
Take-Two Interactive Software, Inc.(1)	416,970	68,770,862
		205,267,229

Ground Transportation — 2.1%
Norfolk Southern Corp.	260,585	61,300,015
XPO, Inc.(1)	640,197	54,698,432
		115,998,447
Health Care Equipment and Supplies — 5.5%
Dexcom, Inc.(1)	1,176,350	142,750,073
GE HealthCare Technologies, Inc.	658,101	48,278,289
Glaukos Corp.(1)	379,738	33,808,074
Inspire Medical Systems, Inc.(1)	195,727	41,272,952
Insulet Corp.(1)	170,464	32,536,464
		298,645,852
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	221,197	45,878,470
Hotels, Restaurants and Leisure — 7.5%
Airbnb, Inc., Class A(1)	584,583	84,261,794
Chipotle Mexican Grill, Inc.(1)	27,508	66,260,445
DoorDash, Inc., Class A(1)	794,976	82,836,499
Hilton Worldwide Holdings, Inc.	911,932	174,142,535
		407,501,273
Household Products — 3.1%
Church & Dwight Co., Inc.	1,705,497	170,293,875
Insurance — 0.9%
Ryan Specialty Holdings, Inc., Class A(1)	1,125,714	48,765,930
Interactive Media and Services — 0.6%
Match Group, Inc.(1)	807,447	30,989,816
IT Services — 2.1%
Cloudflare, Inc., Class A(1)	1,066,610	84,315,521
Snowflake, Inc., Class A(1)	139,080	27,209,611
		111,525,132
Life Sciences Tools and Services — 8.5%
Agilent Technologies, Inc.	790,053	102,785,895
Avantor, Inc.(1)	1,405,093	32,303,088
Bio-Techne Corp.	1,032,880	72,632,122
IQVIA Holdings, Inc.(1)	594,700	123,834,381
Mettler-Toledo International, Inc.(1)	109,018	130,515,259
		462,070,745
Machinery — 2.7%
Graco, Inc.	418,078	35,662,053
Ingersoll Rand, Inc.	246,204	19,661,852
Parker-Hannifin Corp.	196,400	91,227,800
		146,551,705
Media — 1.5%
Trade Desk, Inc., Class A(1)	1,221,811	83,608,527
Metals and Mining — 0.3%
Capstone Copper Corp.(1)	3,402,045	16,751,488
Oil, Gas and Consumable Fuels — 1.5%
Cheniere Energy, Inc.	397,552	65,194,553
Excelerate Energy, Inc., Class A	910,314	13,946,010
		79,140,563
Professional Services — 2.5%
Jacobs Solutions, Inc.	527,634	71,109,234
Verisk Analytics, Inc.	265,429	64,109,067
		135,218,301
Semiconductors and Semiconductor Equipment — 4.2%
Enphase Energy, Inc.(1)	225,690	23,501,099

Marvell Technology, Inc.	945,804	64,030,931
Monolithic Power Systems, Inc.	161,878	97,567,108
Teradyne, Inc.	419,859	40,554,181
		225,653,319
Software — 16.1%
Atlassian Corp., Class A(1)	197,756	49,393,516
Cadence Design Systems, Inc.(1)	417,031	120,296,762
Crowdstrike Holdings, Inc., Class A(1)	507,528	148,451,940
Datadog, Inc., Class A(1)	1,024,785	127,524,246
HubSpot, Inc.(1)	222,824	136,145,464
Manhattan Associates, Inc.(1)	558,891	135,564,601
Palantir Technologies, Inc., Class A(1)	4,262,837	68,589,047
Palo Alto Networks, Inc.(1)	253,419	85,784,866
		871,750,442
Specialized REITs — 0.7%
SBA Communications Corp.	179,981	40,290,547
Specialty Retail — 1.2%
Burlington Stores, Inc.(1)	341,975	65,368,521
Textiles, Apparel and Luxury Goods — 2.8%
Lululemon Athletica, Inc.(1)	191,380	86,852,072
On Holding AG, Class A(1)	2,387,797	63,419,888
		150,271,960
TOTAL COMMON STOCKS (Cost $3,934,177,715)		5,348,403,716
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	132,581	132,581
Repurchase Agreements — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $6,653,840), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $6,509,675)		6,508,724
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625 - 1.75%, 10/15/27 - 1/15/28, valued at $60,747,161), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $59,564,751)		59,556,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 4.50%, 2/15/36, valued at $6,758,538), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $6,625,972)		6,625,000
		72,689,724
TOTAL SHORT-TERM INVESTMENTS (Cost $72,822,305)		72,822,305
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,007,000,020)		5,421,226,021
OTHER ASSETS AND LIABILITIES		1,623,717
TOTAL NET ASSETS — 100.0%		$5,422,849,738

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,109,445	USD	2,330,803	Goldman Sachs & Co.	3/28/24	$(16,323)
CAD	2,695,820	USD	2,021,760	Goldman Sachs & Co.	3/28/24	(15,158)
CAD	4,895,025	USD	3,667,004	Goldman Sachs & Co.	3/28/24	(23,448)
CAD	2,475,515	USD	1,852,202	Goldman Sachs & Co.	3/28/24	(9,581)
CAD	1,022,858	USD	764,451	Goldman Sachs & Co.	3/28/24	(3,098)
CAD	4,979,079	USD	3,717,978	Goldman Sachs & Co.	3/28/24	(11,857)
CAD	1,078,470	USD	801,867	Goldman Sachs & Co.	3/28/24	880
CAD	3,503,446	USD	2,595,629	Goldman Sachs & Co.	3/28/24	12,121
CAD	1,964,509	USD	1,457,792	Goldman Sachs & Co.	3/28/24	4,468
CAD	2,496,909	USD	1,861,021	Goldman Sachs & Co.	3/28/24	(2,475)
CAD	949,171	USD	708,991	Goldman Sachs & Co.	3/28/24	(2,486)
USD	34,023,403	CAD	45,502,219	Goldman Sachs & Co.	3/28/24	154,341
USD	915,019	CAD	1,212,372	Goldman Sachs & Co.	3/28/24	12,604
USD	453,134	CAD	612,368	Goldman Sachs & Co.	3/28/24	(2,675)
USD	1,069,182	CAD	1,439,065	Goldman Sachs & Co.	3/28/24	(1,969)
USD	434,030	CAD	581,750	Goldman Sachs & Co.	3/28/24	1,012
USD	342,115	CAD	459,276	Goldman Sachs & Co.	3/28/24	258
						$96,614

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,331,652,228	$16,751,488	—
Short-Term Investments	132,581	72,689,724	—
	$5,331,784,809	$89,441,212	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$185,684	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$89,070	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.